WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 115.0%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	57,297,637	$67,956,700	(a)
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/27	5,166,480	6,369,438
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	12,433,300	15,083,374	(a)
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	12,241,188	15,824,977
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	40,403,730	57,226,405	(a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	5,423,040	7,926,928	(b)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	9,658,172	14,287,846	(c)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	4,610,960	5,489,161
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	24,587,860	33,029,706	(a)
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/51	2,361,109	2,439,549
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	3,467,070	3,532,551
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	16,111,760	16,483,918
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	37,486,750	38,545,446	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	31,715,040	32,974,610	(a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	11,284,600	11,812,499
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	23,594,400	25,061,503
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	17,199,692	19,195,709	(a)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $339,726,002)				373,240,320

CORPORATE BONDS & NOTES - 12.6%
COMMUNICATION SERVICES - 0.0%††
Wireless Telecommunication Services - 0.0%††
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	40,000	44,101	(d)

ENERGY - 6.0%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	13,000	14,491

Oil, Gas & Consumable Fuels - 6.0%
Apache Corp., Senior Notes	4.250%	1/15/44	440,000	412,500
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	300,000	335,741
Chevron USA Inc., Senior Notes	3.900%	11/15/24	200,000	222,007
Chevron USA Inc., Senior Notes	4.950%	8/15/47	1,590,000	2,058,208
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,170,000	1,260,256
EOG Resources Inc., Senior Notes	4.375%	4/15/30	40,000	47,004
EOG Resources Inc., Senior Notes	4.950%	4/15/50	120,000	152,200
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,500,000	4,137,663
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	330,000	339,265
Gazprom PJSC Via Gaz Capital SA, Senior Notes	5.150%	2/11/26	1,430,000	1,619,724	(d)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	1

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,600,000	$1,784,080	(d)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	8,000	8,260	(d)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	117,581
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	761,959
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,439,725
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,470,000	1,676,719
Range Resources Corp., Senior Notes	5.000%	3/15/23	673,000	677,627
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,682,554
YPF SA, Senior Notes	8.500%	7/28/25	800,000	573,000	(e)

Total Oil, Gas & Consumable Fuels				19,306,073

TOTAL ENERGY				19,320,564

FINANCIALS - 1.4%
Banks - 1.1%
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	430,000	439,301	(f)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	2,440,000	3,268,631	(f)

Total Banks				3,707,932

Diversified Financial Services - 0.3%
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.480%	12/21/65	1,010,000	843,603	(d)(f)

TOTAL FINANCIALS				4,551,535

HEALTH CARE - 1.2%
Pharmaceuticals - 1.2%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,390,000	1,542,552	(d)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	1,074,435	(d)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,280,000	1,396,269	(d)

TOTAL HEALTH CARE				4,013,256

INDUSTRIALS - 1.1%
Aerospace & Defense - 1.0%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	12,245
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,560,000	3,189,867

Total Aerospace & Defense				3,202,112

See Notes to Consolidated Schedule of Investments.

2	Western Asset Inflation-Linked Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	3.450%	5/1/27	50,000	$54,945
General Electric Co., Senior Notes	3.625%	5/1/30	110,000	120,166
General Electric Co., Senior Notes	4.250%	5/1/40	110,000	122,312
General Electric Co., Senior Notes	4.350%	5/1/50	130,000	144,823

Total Industrial Conglomerates				442,246

TOTAL INDUSTRIALS				3,644,358

INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Inc., Senior Notes	4.700%	4/15/25	370,000	417,873

MATERIALS - 2.8%
Metals & Mining - 2.8%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	800,000	908,335	(d)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	550,000	547,112	(d)
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	170,000	221,233
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	530,000	745,591
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	810,000	1,102,441
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	1,170,000	1,416,737	(d)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	370,000	403,602	(d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	224,775	(d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	893,599	(d)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,370,000	1,726,524
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	744,822

TOTAL MATERIALS				8,934,771

TOTAL CORPORATE BONDS & NOTES (Cost - $37,339,872)				40,926,458

COLLATERALIZED MORTGAGE OBLIGATIONS(g) - 8.2%
Alternative Loan Trust, 2007-12T1 A3	6.000%	6/25/37	1,328,290	948,438
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD
LIBOR + 0.150%)	0.430%	5/28/36	41,871	41,911	(d)(f)
Bear Stearns ARM Trust, 2004-9 24A1	3.348%	11/25/34	15,752	15,563	(f)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	2.362%	7/15/35	2,520,000	2,490,760	(d)(f)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.008%	2/16/37	660,000	661,402	(d)(f)
Chase Mortgage Finance Trust, 2007-A1 2A3	3.175%	2/25/37	3,095	3,110	(f)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	0.270%	10/27/36	2,266,222	1,990,816	(d)(f)
CSMC Trust, 2019-NQM1 A1, Step bond	2.656%	10/25/59	875,538	896,452	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K721 X1, IO	0.315%	8/25/22	141,155,714	542,899	(f)

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	3

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4057 UI, IO	3.000%	5/15/27	523,177	$26,448
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	1,419,239	74,640
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.568%	10/25/29	1,300,000	1,349,812	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.418%	1/25/50	440,000	441,113	(d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.968%	2/25/50	650,000	653,467	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	5.018%	11/25/24	586,180	605,893	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.968%	10/25/29	590,000	645,039	(d)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	3.118%	10/25/29	1,183,497	1,210,655	(d)(f)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	892,043	864,734
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,186,345	3,068	(f)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.088%	3/16/49	664,073	2,277	(f)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.174%	2/16/53	1,291,719	10,494	(f)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.727%	1/16/54	3,709,474	123,323	(f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.128%	2/16/48	296,955	4,483	(f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.659%	9/16/55	1,118,301	40,911	(f)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.759%	10/16/56	11,302,260	393,490	(f)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.464%	3/16/52	8,531,861	224,181	(f)
Government National Mortgage Association (GNMA), 2015-183 IO, IO	0.765%	9/16/57	13,207,384	599,082	(f)

See Notes to Consolidated Schedule of Investments.

4	Western Asset Inflation-Linked Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(g) - (continued)
GSR Mortgage Loan Trust, 2004-11 1A1	3.402%	9/25/34	45,714		$47,444	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFL (1 mo. USD LIBOR + 2.500%)	2.607%	1/16/37	1,963,500		1,833,781	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.107%	1/16/37	1,963,500		1,730,826	(d)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,270,000		2,082,245	(d)(f)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.569%	2/25/34	4,900		5,051	(f)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000		891,419	(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	2,050,000		2,026,626	(d)(f)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	520,671		554,058	(d)(f)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	0.270%	10/26/36	2,824,236		2,545,681	(d)(f)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	40,390		25,041
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 2004-RA1 2A	7.000%	3/25/34	5,523		5,891

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $28,865,277)					26,612,524

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 4.8%
Argentina - 0.0%††
Argentina Treasury Bond	1.000%	8/5/21	8,922,501	ARS	61,883	(h)

Brazil - 1.8%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	24,584,588	BRL	5,698,216

Canada - 1.0%
Canada Government Real Return Bond	1.500%	12/1/44	1,770,984	CAD	1,793,542
Canada Government Real Return Bond	0.500%	12/1/50	1,543,497	CAD	1,317,043

Total Canada					3,110,585

Mexico - 1.0%
Mexican Udibonos	2.000%	6/9/22	70,056,894	MXN	3,376,894

Russia - 1.0%
Russian Federal Inflation Linked Bond - OFZ	2.500%	2/2/28	247,758,628	RUB	3,315,469

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $17,511,192)					15,563,047

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	5

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 4.4%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,920,000	BRL $	558,015
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	965,000	BRL	188,290

Total Brazil					746,305

Chile - 1.1%
Bonos de la Tesoreria de la Republica en pesos, Bonds	5.000%	3/1/35	2,330,000,000	CLP	3,671,917

Indonesia - 1.4%
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	400,000		455,486	(d)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	290,000		315,230
Indonesia Treasury Bond	7.000%	5/15/27	49,188,000,000	IDR	3,613,211

Total Indonesia					4,383,927

Mexico - 0.9%
Mexican Bonos, Bonds	8.000%	11/7/47	21,750,000	MXN	1,140,282
Mexico Government International Bond, Senior Notes	4.500%	4/22/29	1,480,000		1,661,870

Total Mexico					2,802,152

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		214,388	(d)

Russia - 0.4%
Russian Federal Bond - OFZ	7.050%	1/19/28	97,680,000	RUB	1,353,659

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	960,000		1,057,588	(d)

TOTAL SOVEREIGN BONDS (Cost - $14,507,577)					14,229,936

ASSET-BACKED SECURITIES - 1.3%
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.750%)	0.868%	9/25/35	564,536		565,139	(f)
CWHEQ Revolving Home Equity Loan Trust, 2005-C 2A (1 mo. USD LIBOR + 0.180%)	0.287%	7/15/35	354,821		347,059	(f)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.247%	1/15/37	586,280		567,497	(f)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	0.278%	11/25/36	908,237		892,329	(f)

See Notes to Consolidated Schedule of Investments.

6	Western Asset Inflation-Linked Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Legacy Mortgage Asset Trust, 2019-GS1 A1, Step bond	4.000%	1/25/59	837,406	$858,367	(d)
Saxon Asset Securities Trust, 2006-3 A4 (1 mo. USD LIBOR + 0.240%)	0.358%	10/25/46	1,110,000	984,333	(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,158,841)				4,214,724

MORTGAGE-BACKED SECURITIES - 0.2%
FNMA - 0.2%
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	300,000	320,840
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	467,690	501,637	(f)

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $771,785)				822,477

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $442,880,546)				475,609,486

			SHARES
SHORT-TERM INVESTMENTS - 0.5%
Dreyfus Government Cash Management, Institutional Shares (Cost - $1,523,317)	0.030%		1,523,317	1,523,317

TOTAL INVESTMENTS - 147.0% (Cost - $444,403,863)				477,132,803
Liabilities in Excess of Other Assets - (47.0)%				(152,540,264)

TOTAL NET ASSETS - 100.0%				$324,592,539

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	7

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2021

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLP	— Chilean Peso
GTD	— Guaranteed
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PJSC	— Private Joint Stock Company
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At February 28, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Morgan Stanley & Co. Inc.	0.200%	12/11/2020	06/11/2021	$160,737,500	U.S. Treasury Inflation Protected Securities	$161,096,224
					Cash	2,093,000

				$160,737,500		$163,189,224

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At February 28, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Brent Crude	150	12/21	$9,172,335	$9,090,000	$(82,335)
Copper	112	5/21	10,623,480	11,459,000	835,520
Euro	53	3/21	8,046,659	8,003,994	(42,665)
Gold 100 Ounce	66	4/21	12,165,945	11,410,080	(755,865)
Japanese Yen	35	3/21	4,210,299	4,103,094	(107,205)
Mexican Peso	146	3/21	3,654,005	3,480,640	(173,365)
U.S. Treasury 10-Year Notes	629	6/21	84,291,575	83,480,094	(811,481)

See Notes to Consolidated Schedule of Investments.

8	Western Asset Inflation-Linked Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Ultra Long-
Term Bonds	95	6/21	$18,271,227	$17,960,937	$(310,290)
WTI Crude	120	8/21	6,767,109	7,135,200	368,091

					(1,079,595)

Contracts to Sell:
British Pound	33	3/21	2,756,243	2,876,363	(120,120)
U.S. Treasury 5-Year Notes	348	6/21	43,426,992	43,141,125	285,867
U.S. Treasury Long-Term
Bonds	131	6/21	21,080,078	20,857,656	222,422
WTI Crude	120	4/21	6,977,700	7,380,000	(402,300)
					(14,131)

Net unrealized depreciation on open futures contracts					$(1,093,726)

At February 28, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,328,913	EUR	4,370,000	BNP Paribas SA	4/19/21	$49,586
USD	5,565,328	EUR	4,550,000	BNP Paribas SA	4/19/21	68,545
AUD	145,262	USD	113,379	Citibank N.A.	4/19/21	(1,585)
BRL	5,996,828	USD	1,100,638	Citibank N.A.	4/19/21	(32,675)
BRL	12,410,000	USD	2,345,847	Citibank N.A.	4/19/21	(135,775)
COP	21,134,053,192	USD	6,113,586	Citibank N.A.	4/19/21	(329,515)
EUR	2,680,000	USD	3,227,709	Citibank N.A.	4/19/21	9,956
GBP	1,928,058	USD	2,617,288	Citibank N.A.	4/19/21	69,629
RUB	234,210,000	USD	3,108,707	Citibank N.A.	4/19/21	13,638
RUB	329,120,000	USD	4,367,883	Citibank N.A.	4/19/21	19,744
USD	2,642,131	CAD	3,347,196	Citibank N.A.	4/19/21	11,737
USD	969,900	JPY	99,967,625	Citibank N.A.	4/19/21	31,452
USD	749,845	MXN	15,130,000	Citibank N.A.	4/19/21	30,885
USD	2,768,765	MXN	55,810,000	Citibank N.A.	4/19/21	116,738
USD	2,901,747	MXN	58,550,000	Citibank N.A.	4/19/21	119,518
BRL	6,150,000	USD	1,135,231	Goldman Sachs Group Inc.	4/19/21	(39,990)
EUR	8,260,000	USD	9,971,968	Goldman Sachs Group Inc.	4/19/21	6,807
RUB	113,355,641	USD	1,505,767	Goldman Sachs Group Inc.	4/19/21	5,421
USD	547,720	CAD	700,000	Goldman Sachs Group Inc.	4/19/21	(2,374)
USD	2,607,243	EUR	2,138,609	Goldman Sachs Group Inc.	4/19/21	23,623
USD	3,234,282	EUR	2,630,000	Goldman Sachs Group Inc.	4/19/21	57,021

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	9

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,144,300	EUR	3,370,000	Goldman Sachs Group Inc.	4/19/21	$73,056
USD	631,520	MXN	12,631,722	Goldman Sachs Group Inc.	4/19/21	31,275
IDR	5,269,305,390	USD	375,856	JPMorgan Chase & Co.	4/19/21	(7,535)
INR	236,697,367	USD	3,195,375	JPMorgan Chase & Co.	4/19/21	(2,572)
MYR	11,377,459	USD	2,841,381	Morgan Stanley & Co. Inc.	4/19/21	(35,226)
USD	4,331,912	CLP	3,021,201,024	Morgan Stanley & Co. Inc.	4/19/21	154,939

Total						$306,323

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
RUB	— Russian Ruble
USD	— United States Dollar

At February 28, 2021, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$28,813,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	$8,126	$(168,659)
	3,560,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	1,891	(47,541)
	7,110,000	4/7/25	0.802%*	CPURNSA*	45,882	446,894

Total	$39,483,000				$55,899	$230,694

See Notes to Consolidated Schedule of Investments.

10	Western Asset Inflation-Linked Income Fund 2021 Quarterly Report

WESTERN ASSET INFLATION-LINKED INCOME FUND

Consolidated schedule of investments (unaudited) (cont’d)	February 28, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.35 Index	$10,780,000	12/20/25	5.000% quarterly	$895,045	$414,608	$480,437
Markit CDX.NA.IG.34 Index	25,414,000	6/20/25	1.000% quarterly	397,786	(176,236)	574,022
Markit CDX.NA.IG.35 Index	52,540,000	12/20/25	1.000% quarterly	1,100,153	1,212,954	(112,801)

Total	$88,734,000			$2,392,984	$1,451,326	$941,658

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
LIBOR	— London Interbank Offered Rate

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2021 Quarterly Report	11

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.

The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are

12

Notes to Consolidated Schedule of Investments (unaudited) (continued)

deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

13

Notes to Consolidated Schedule of Investments (unaudited) (continued)

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$373,240,320	—	$373,240,320
Corporate Bonds & Notes	—	40,926,458	—	40,926,458
Collateralized Mortgage Obligations	—	26,612,524	—	26,612,524
Non-U.S. Treasury Inflation Protected Securities	—	15,563,047	—	15,563,047
Sovereign Bonds	—	14,229,936	—	14,229,936
Asset-Backed Securities	—	4,214,724	—	4,214,724
Mortgage-Backed Securities	—	822,477	—	822,477
Total Long-Term Investments	—	475,609,486	—	475,609,486
Short-Term Investments†	$1,523,317	—	—	1,523,317
Total Investments	$1,523,317	$475,609,486	—	$477,132,803

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$1,711,900	—	—	$1,711,900
Forward Foreign Currency Contracts	—	$893,570	—	893,570
Centrally Cleared Interest Rate Swaps	—	446,894	—	446,894
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	1,054,459	—	1,054,459

Total Other Financial Instruments	$1,711,900	$2,394,923	—	$4,106,823

Total	$3,235,217	$478,004,409	—	$481,239,626

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,805,626	—	—	$2,805,626
Forward Foreign Currency Contracts	—	$587,247	—	587,247
Centrally Cleared Interest Rate Swaps	—	216,200	—	216,200
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	112,801	—	112,801

Total	$2,805,626	$916,248	—	$3,721,874

†	See Consolidated Schedule of Investments for additional detailed categorizations.

15